Submission	Feb. 25, 2026
Submission [Line Items]
Central Index Key	0001845257
Registrant Name	LifeStance Health Group, Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Securities 424I N/A	N/A